Special charges	12 Months Ended
Dec. 31, 2020
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Special charges
(38)	Special Charges
As of December 31, 2020, the Group registers $66,652 in special charges regarding expenses incurred in relation to the voluntary petitions filed, on May 10, 2020 by Avianca Holdings and certain of its subsidiaries, under Chapter 11 of the United States Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of New York.